Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 67,345	$ 65,290
Adjustment on currency translation	3,066	(4,078)
Adjustments to capitalised closure costs	811	64
Interest capitalised	411	424
Additions	12,924	9,373
Depreciation for the year	(5,755)	(5,302)
Impairment charges net of reversals	(337)	(543)
Disposals	(197)	(98)
Newly consolidated operations	4,766	650
Operations divested		(36)
Transfers and other movements	(145)	1,601
Property, plant and equipment at end of period	82,889	67,345	$ 65,290
Non-current assets pledged as security	$ 19,131	$ 18,388
Average borrowing rate used for capitalisation of interest	5.40%	7.20%
Increase in additions	$ 116	$ 144
Transfers and other movements	32	(1,736)
Loans secured by non-current assets collateral	$ 3,794	$ 4,011
Carbon emission reduction target (%), 2030	50.00%
Carbon emission reduction target (%), 2050	0.00%
New Zealand Aluminium Smelters Limited
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage of voting equity interests acquired		20.64%
Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [Line Items]
Transfers and other movements	$ (71)	$ (1,789)
Exploration and evaluation | Simandou iron ore project
Disclosure of detailed information about property, plant and equipment [Line Items]
Transfers and other movements		732
Exploration and evaluation | Rincon Mining Pty Limited
Disclosure of detailed information about property, plant and equipment [Line Items]
Transfers and other movements		$ 1,013
Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Capital expenditure for carbon emission reduction target between 2022 and 2030	1,000
Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Capital expenditure for carbon emission reduction target between 2022 and 2030	$ 2,000
Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation profile	8 years	10 years
cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 134,804
Property, plant and equipment at end of period	158,651	$ 134,804
accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(67,459)
Property, plant and equipment at end of period	(75,762)	(67,459)
Mining properties and leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	14,196	13,555
Adjustment on currency translation	491	(500)
Adjustments to capitalised closure costs	811	64
Interest capitalised	0	0
Additions	627	350
Depreciation for the year	(1,294)	(1,217)
Impairment charges net of reversals	0	(38)
Disposals	0	(1)
Newly consolidated operations	352	150
Operations divested		0
Transfers and other movements	1,956	1,833
Property, plant and equipment at end of period	17,139	14,196	13,555
Non-current assets pledged as security	5,509	5,676
Mining properties and leases | cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	30,762
Property, plant and equipment at end of period	35,329	30,762
Mining properties and leases | accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(16,566)
Property, plant and equipment at end of period	(18,190)	(16,566)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	8,220	8,022
Adjustment on currency translation	362	(548)
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	133	246
Depreciation for the year	(608)	(531)
Impairment charges net of reversals	(35)	(39)
Disposals	(4)	(5)
Newly consolidated operations	1,808	64
Operations divested		(2)
Transfers and other movements	66	1,013
Property, plant and equipment at end of period	9,942	8,220	8,022
Non-current assets pledged as security	2,248	2,257
Land and buildings | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	59
Property, plant and equipment at end of period	100	59
Land and buildings | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	177
Property, plant and equipment at end of period	190	177
Land and buildings | cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	14,822
Property, plant and equipment at end of period	17,521	14,822
Land and buildings | accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(6,602)
Property, plant and equipment at end of period	(7,579)	(6,602)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	34,373	36,345
Adjustment on currency translation	1,851	(2,634)
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	1,749	1,226
Depreciation for the year	(3,853)	(3,554)
Impairment charges net of reversals	(233)	(457)
Disposals	(54)	(75)
Newly consolidated operations	659	429
Operations divested		(34)
Transfers and other movements	4,662	3,127
Property, plant and equipment at end of period	39,154	34,373	36,345
Non-current assets pledged as security	$ 9,304	7,058
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation profile	3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation profile	50 years
Plant and equipment | cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 78,295
Property, plant and equipment at end of period	89,037	78,295
Plant and equipment | accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(43,922)
Property, plant and equipment at end of period	(49,883)	(43,922)
Capital works in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	10,556	7,368
Adjustment on currency translation	362	(396)
Adjustments to capitalised closure costs	0	0
Interest capitalised	411	424
Additions	10,415	7,551
Depreciation for the year	0	0
Impairment charges net of reversals	(69)	(9)
Disposals	(139)	(17)
Newly consolidated operations	1,947	7
Operations divested		0
Transfers and other movements	(6,829)	(4,372)
Property, plant and equipment at end of period	16,654	10,556	7,368
Non-current assets pledged as security	2,070	3,397
Capital works in progress | cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	10,925
Property, plant and equipment at end of period	16,764	10,925
Capital works in progress | accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(369)
Property, plant and equipment at end of period	(110)	(369)
Capitalised production phase stripping costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,506	2,326
Capitalisation of property, plant and equipment	622	423
Capitalisation offset by depreciation	460	580
Capitalised production phase stripping costs | Audit of subsidiaries
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation for the year	(303)	(411)	$ (216)
Capitalised production phase stripping costs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,057	1,947
Capitalised production phase stripping costs | Investment in equity accounted units (EAUs)
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	449	379
Plant and equipment | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	840
Property, plant and equipment at end of period	809	840
Plant and equipment | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	2,375
Property, plant and equipment at end of period	$ 2,518	$ 2,375